Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 5,243,233	$ 3,208,092
Trade accounts receivable, net	1,198,057	1,432,114
Other receivables	1,123,990	870,415
Inventories	1,366,029	1,291,279
Restricted cash	1,511,808	655,739
Prepaid expenses	355,545	172,398
Vessels held for sale		2,814,046
Due from related companies	1,636,762
Total current assets	12,435,424	10,444,083
Fixed assets
Vessels, net	126,502,147	105,584,633
Advances for vessels under construction and vessel acquisition deposits	2,318,583	17,753,737
Long-term assets
Restricted cash	6,934,267	5,484,268
Deferred charges, net		426,783
Other investment	4,000,000	4,000,000
Total long-term assets	139,754,997	133,249,421
Total assets	152,190,421	143,693,504
Current liabilities
Long-term debt, current portion	11,149,996	5,549,218
Loan from related party		2,000,000
Trade accounts payable and accrued expenses	3,472,496	3,176,556
Deferred revenues	1,146,883	437,322
Derivatives	88,176
Due to related companies		11,539
Total current liabilities	15,857,551	11,174,635
Long-term liabilities
Long-term debt, long-term portion net of deferred charges and debt discount	50,513,956	44,366,976
Derivatives	183,356	240,181
Vessel profit participation liability	487,900
Total long-term liabilities	51,185,212	44,607,157
Total liabilities	67,042,763	55,781,792
Commitments and Contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 35,505 and 36,391 shares issued and outstanding, respectively)	34,690,733	33,804,948
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 10,876,112 and 11,173,856 issued and outstanding, respectively)	335,222	326,283
Additional paid-in capital	284,210,257	283,757,739
Accumulated deficit	(234,088,554)	(229,977,258)
Total shareholders’ equity	50,456,925	54,106,764
Total liabilities, mezzanine equity and shareholders’ equity	$ 152,190,421	$ 143,693,504